Share repurchase program	12 Months Ended
Dec. 31, 2017
Share repurchase program
Share repurchase program

24.  Share repurchase program

In September 2015, the Company’s Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$1,000,000 worth of its ADSs over the following 24 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. The Company had no activity related to share repurchase program during the year ended December 31, 2015.

During the year ended December 31, 2016, the Company had repurchased 31,065,784 ADSs for US$800,000 on the open market, at a weighted average price of US$25.75 per ADS. The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

Additionally, in order to lower the average cost of acquiring shares in the ongoing share repurchase program, the Company entered into structured repurchase agreements involving the use of capped call options for the purchase of shares. The Company paid a fixed sum of cash upon execution of the agreements. Upon expiration of the agreements, if the closing market price of the Company’s common stock is at or above the pre-determined price (the “Strike Price”), the Company will have its initial investment returned with a premium in either cash or shares at the Company’s election. If the closing market price is below the Strike Price, the Company will receive the number of shares specified in the agreements. As the outcome of these arrangements is based entirely on the Company’s stock price and does not require the Company to deliver either shares or cash, other than the initial investment, the entire transaction is recorded in equity. During the year ended December 31, 2016, the aggregate price that the Company paid to enter into these agreements was US$300,000. For those agreements that settled during the year ended December 31, 2016 and December 31, 2017, the Company received approximately US$216,220 (RMB1,463,218) and US$107,239 (RMB737,501) of cash respectively.

No repurchase activity was incurred in 2017.